UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10593

Morgan Stanley Institutional Fund of Hedge Funds LP

(Exact Name of Registrant as specified in Charter)

100 Front Street, Suite 400

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Stefanie V. Chang Yu, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (212) 296-6970

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Item 1. Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited)

March 31, 2011

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital
Investment Funds

Convertible Arbitrage
Lydian SPV Limited	12/1/2008	$1,213,209	$1,213	0.00%

Total Convertible Arbitrage		1,213,209	1,213	0.00

Distressed
Avenue Asia Investments Delaware Statutory Trust	11/1/2007	58,167	11,373	0.00
Avenue Asia Investments L.P.	7/1/2002	2,394,287	4,749,153	0.37
Avenue Europe Investments, L.P.	8/1/2004	7,673,497	6,626,332	0.52
Cerberus International, Ltd.	12/1/2007	44,526,240	42,166,826	3.30
Cerberus International SPV, Ltd	11/1/2009	47,277,280	45,376,544	3.55

Total Distressed		101,929,471	98,930,228	7.74

Equity Long/Short - High Hedge
Ascend Partners Fund II LP	2/1/2010	20,000,000	20,984,496	1.64
Magnetar Equity Opportunities Fund LLC	2/1/2011	1,965,308	2,055,852	0.16
Millennium USA, L.P.	8/1/2008	61,604,129	79,712,543	6.23
Prism Partners III Leveraged, L.P.	6/1/2008	32,375,284	40,120,328	3.14

Total Equity Long/Short - High Hedge		115,944,721	142,873,219	11.17

Equity Long/Short - Opportunistic
Highbridge Long/Short Equity Fund, L.P.	1/1/2005	15,888,409	27,454,495	2.15
Karsch Capital II, LP	5/1/2004	24,661,271	34,748,999	2.72

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP
Schedule of Investments (Unaudited) (continued)
March 31, 2011

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital
Investment Funds (continued)

Equity Long/Short - Opportunistic (continued)
Lansdowne Global Financials Fund, L.P.	10/1/2004	$18,707,487	$37,613,077	2.94%
Lansdowne UK Equity Fund, L.P.	5/1/2009	40,000,000	46,411,236	3.63
Pelham Long/Short Fund LP	11/1/2009	25,000,000	28,846,329	2.25
Seligman Tech Spectrum Fund LLC	9/1/2009	34,108,224	39,357,528	3.08
SR Global Fund L.P. - Emerging Markets Portfolio	1/1/2010	30,000,000	30,632,181	2.39
TPG-Axon Partners, LP	10/1/2007	11,638,596	13,950,252	1.09
Visium Special Holdings LLC	4/1/2009	2,119,767	3,704,190	0.29

Total Equity Long/Short - Opportunistic		202,123,754	262,718,287	20.54

Event Driven Credit
Plainfield 2008 Liquidating LLC	1/1/2009	18,335,898	9,895,497	0.78
Plainfield 2009 Liquidating LLC	6/1/2009	37,443,277	16,397,393	1.28
Q Funding III, L.P.	7/1/2002	23,368,004	24,550,956	1.92
Silver Point Capital Fund, L.P.	6/1/2007	9,285,484	8,691,474	0.68

Total Event Driven Credit		88,432,663	59,535,320	4.66

Macro
Brevan Howard L.P.	8/1/2004	18,427,091	41,466,192	3.24
D.E. Shaw Oculus Fund, L.L.C.	11/1/2004	30,739,179	40,409,063	3.16
Discovery Global Opportunity Partners, L.P.	9/1/2009	27,500,000	37,077,907	2.90
GSA Composite Alpha Partners L.P.	9/1/2008	361,588	347,415	0.03

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP
Schedule of Investments (Unaudited) (continued)
March 31, 2011

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital
Investment Funds (continued)

Macro (continued)
Meru US HFF, LP	12/1/2009	$20,000,000	$21,995,599	1.72%
Pharo Macro Fund, Ltd.	4/1/2010	24,776,872	23,718,424	1.86
QFR Victoria Fund, Ltd.	10/1/2009	30,000,000	33,343,611	2.61
Tudor BVI Global Fund L.P. (The)	7/1/2010	18,000,000	19,619,001	1.53

Total Macro		169,804,730	217,977,212	17.05

Mortgage Arbitrage
DoubleLine Opportunistic Income Fund II LP	2/1/2011	35,000,000	36,062,016	2.82

Total Mortgage Arbitrage		35,000,000	36,062,016	2.82

Multi-Strategy
Amaranth Partners L.L.C.	11/1/2004	8,629,059	1,505,620	0.12
Citadel Wellington LLC	7/1/2002	23,809,699	51,480,134	4.03
D.E. Shaw Composite Fund, L.L.C.	9/1/2005	11,452,722	11,155,121	0.87
HBK Fund II L.P.	11/1/2009	19,180,464	32,935,535	2.58
HBK SLV L.P.	11/1/2009	744,726	1,703,581	0.13
KLS Diversified Fund LP	7/1/2010	25,000,000	26,009,456	2.03
Magnetar Capital Fund, LP	1/1/2008	6,816,837	5,730,913	0.45
Magnetar Capital Fund II LP	1/1/2010	41,500,531	41,214,200	3.22
OZ Domestic Partners, L.P.	7/1/2002	17,250,715	19,615,558	1.53
Perry Partners, L.P.	12/1/2006	1,733,561	1,467,413	0.12
Polygon Global Opportunities Fund LP	7/1/2005	4,033,062	2,462,253	0.19

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP
Schedule of Investments (Unaudited) (continued)
March 31, 2011

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital
Investment Funds (continued)

Multi-Strategy (continued)
QVT Associates II LP	7/1/2009	$39,813,538	$50,992,410	3.99%
QVT Associates II Holdings Ltd.	7/1/2009	13,572,680	13,568,207	1.06

Total Multi-Strategy		213,537,594	259,840,401	20.32

Relative Value Credit
Chatham Asset Partners Special Situations Fund, L.P.	8/1/2010	28,000,000	30,546,017	2.39

Total Relative Value Credit		28,000,000	30,546,017	2.39

Restructurings and Value
Castlerigg Onshore SPV	1/1/2009	946,889	878,543	0.07
Castlerigg Partners L.P.	5/1/2007	1,030,378	801,652	0.06
One East Partners, LP	8/1/2006	9,375,955	8,050,774	0.63
Owl Creek Overseas Fund, Ltd.	10/1/2009	20,000,000	21,367,026	1.67

Total Restructurings and Value		31,353,222	31,097,995	2.43

Statistical Arbitrage
GSA Alpha Capture, L.P.	3/1/2011	10,000,000	10,105,220	0.79
GSA Capital International Partners, L.P.	9/1/2008	6,840,022	9,029,444	0.71
Two Sigma Spectrum U.S. Fund, LP	4/1/2010	29,000,000	31,450,072	2.46

Total Statistical Arbitrage		45,840,022	50,584,736	3.96

Total Investments in Investment Funds		1,033,179,386	1,190,166,644	93.08

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP
Schedule of Investments (Unaudited) (continued)
March 31, 2011

Description	Cost	Fair Value	Percent of Partners’ Capital
Short-Term Investments
State Street Institutional Liquid Reserves Fund - Institutional Class 0.19%	$14,745,309	$14,745,309	1.15%

Total Short-Term Investments	14,745,309	14,745,309	1.15

Total Investments in Investment Fundsand Short-Term Investments	$1,047,924,695	1,204,911,953	94.23

Other Assets, less Liabilities		73,825,705	5.77

Total Partners’ Capital		$1,278,737,658	100.00%

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP
Schedule of Investments (Unaudited) (continued)
March 31, 2011

Strategy Allocation	Percent of Partners’ Capital
Equity Long/Short - Opportunistic	20.54%
Multi-Strategy	20.32
Macro	17.05
Equity Long/Short - High Hedge	11.17
Distressed	7.74
Event Driven Credit	4.66
Statistical Arbitrage	3.96
Mortgage Arbitrage	2.82
Restructurings and Value	2.43
Relative Value Credit	2.39
Short-Term Investments	1.15
Convertible Arbitrage	0.00

Total Investments in Investment Funds and Short-Term Investments	94.23%

Notes to Schedule of Investments

Portfolio Valuation

The Board of Directors (the “Board”) of Morgan Stanley Institutional Fund of Hedge Funds LP (the “Partnership”) has approved procedures pursuant to which the Partnership values its investments in Investment Funds at fair value, which ordinarily will be the amount equal to the Partnership’s pro rata interest in the net assets of each such Investment Fund, as such value is supplied by, or on behalf of, the Investment Fund’s investment manager from time to time, usually monthly. Values received from, or on behalf of, the Investment Funds’ respective investment managers are typically estimates only, subject to subsequent revision by such investment managers. Such values are generally net of management fees and performance incentive fees or allocations payable to the Investment Funds’ managers or general partners pursuant to the Investment Funds’ operating agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements or offering memoranda. The Partnership’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate.

The Partnership’s investment adviser (the “Adviser”) has designed ongoing due diligence processes with respect to Investment Funds and their investment managers, which assist the Adviser in assessing the quality of information provided by, or on behalf of, each Investment Fund and in determining whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may or may not require the Adviser to forego its normal reliance on the value supplied by, or on behalf of, such Investment Fund and to determine independently the fair value of the Partnership’s interest in such Investment Fund, consistent with the Partnership’s fair valuation procedures.

Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed by the Adviser not to be indicative of its fair value, the Adviser will determine, in good faith, the fair value of the Investment Fund under procedures adopted by the Board and subject to Board supervision. The Adviser values the Partnership’s assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the fair values of the Partnership’s investments may differ significantly from the values that would have been used had a ready market for the investments held by the Partnership been available.

Short-term investments are invested in a money market fund. Investments in money market funds are valued at net asset value.

Fair Value of Financial Instruments

The fair value of the Partnership’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Schedule of Investments. Fair value is defined as the price that the Partnership would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. The Partnership uses a three-tier hierarchy to distinguish between (a) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Partnership’s investments.

The inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•

Level 2 – other significant observable inputs (including quoted prices for similar investments, fair value of investments for which the Partnership has the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, short-term investments that are valued at amortized cost)

•

Level 3 – significant unobservable inputs (including the Partnership’s own assumptions in determining the fair value of investments, fair value of investments for which the Partnership does not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The units of account that are valued by the Partnership are its interests in the Investment Funds or other financial instruments and not the underlying holdings of such Investment Funds or other financial instruments. Thus, the inputs used by the Partnership to value its investments in each of the Investment Funds or other financial instruments may differ from the inputs used to value the underlying holdings of such Investment Funds or other financial instruments.

The Partnership’s policy is to recognize transfers between Levels 1, 2 or 3 and transfers due to strategy reclassification, if any, as if they occurred as of the beginning of the reporting period. For the period from January 1, 2011 to March 31, 2011, the Partnership did not have any transfers between Levels 1 and 2.

The following is a summary of the inputs used for investment tranches as of March 31, 2011 in valuing the Partnership’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investment Funds
Convertible Arbitrage	$—	$—	$1,213	$1,213
Distressed	—	—	98,930,228	98,930,228
Equity Long/Short - High Hedge	—	63,160,676	79,712,543	142,873,219
Equity Long/Short - Opportunistic	—	245,063,845	17,654,442	262,718,287
Event Driven Credit	—	—	59,535,320	59,535,320
Macro	—	217,629,797	347,415	217,977,212
Mortgage Arbitrage	—	36,062,016	—	36,062,016
Multi-Strategy	—	60,409,665	199,430,736	259,840,401
Relative Value Credit	—	30,546,017	—	30,546,017
Restructurings and Value	—	21,367,026	9,730,969	31,097,995
Statistical Arbitrage	—	50,500,699	84,037	50,584,736

Total Investment Funds	$—	$724,739,741	$465,426,903	$1,190,166,644

Short-Term Investments	$—	$14,745,309	$—	$14,745,309

The following is a reconciliation of investment tranches for which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of December 31, 2010	Transfers into Level 3	Transfers out of Level 3*	Net realized gain (loss)	Net change in unrealized appreciation/ depreciation	Purchases	Distributions/ sales	Balance as of March 31, 2011
Investment Funds
Convertible Arbitrage	$1,213	$—	$—	$—	$—	$—	$—	$1,213
Distressed	105,212,702	—	—	473,682	215,415	—	(6,971,571)	98,930,228
Equity Long/Short - High Hedge	81,551,029	—	—	1,142,774	2,018,740	—	(5,000,000)	79,712,543
Equity Long/Short - Opportunistic	19,134,033	—	—	—	(1,479,591)	—	—	17,654,442
Event Driven Credit	63,889,122	—	—	(2,057,719)	2,819,861	—	(5,115,944)	59,535,320
Macro	347,819	—	—	—	(404)	—	—	347,415
Multi-Strategy	252,377,105	—	(30,552,750)	(7,538,806)	12,925,310	446,634	(28,226,757)	199,430,736
Restructurings and Value	10,141,936	—	—	(41,447)	145,020	—	(514,540)	9,730,969
Statistical Arbitrage	84,037	—	—	—	—	—	—	84,037

Total Investment Funds	$532,738,996	$—	$(30,552,750)	$(8,021,516)	$16,644,351	$446,634	$(45,828,812)	$465,426,903

Net change in unrealized appreciation/ depreciation on Level 3 investment tranches still held as of March 31, 2011
Investment Funds
Convertible Arbitrage	$—
Distressed	215,415
Equity Long/Short - High Hedge	2,018,740
Equity Long/Short - Opportunistic	(1,479,591)
Event Driven Credit	2,819,861
Macro	(404)
Multi-Strategy	10,796,366
Restructurings and Value	145,020
Statistical Arbitrage	—

Total Investment Funds	$14,515,407

*	Transfers out of Level 3 of $30,552,750 are due to changes in the Partnership’s ability to fully redeem investment tranches, based on changes to the available redemption date for each applicable investment tranche.

Item 2. Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in the form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no changes or corrective actions during the Registrant’s first fiscal quarter with regard to significant deficiencies or material weaknesses in the Registrant’s internal controls over financial reporting or in other factors that could materially affect the Registrant’s internal controls over financial reporting.

Item 3. Exhibits

(a)	Certifications of Principal Executive Officer and Principal Financial Officer attached to the report as part of EX-99. CERT

SIGNATURES

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused his report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Institutional Fund of Hedge Funds LP

By:	/s/ Jacques Chappuis
Name:	Jacques Chappuis
Title:	Principal Executive Officer
Date:	May 27, 2011

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jacques Chappuis
Name:	Jacques Chappuis
Title:	Principal Executive Officer
Date:	May 27, 2011

By:	/s/ Noel Langlois
Name:	Noel Langlois
Title:	Principal Financial Officer
Date:	May 27, 2011